Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [Abstract]
Beginning balance	$ 25,975	$ 20,294
Impairment loss for the period	8,737	7,277
Receivables written off during the year	(6,100)	(1,596)
Ending balance	$ 28,612	$ 25,975